UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21411
Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 143.1%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 3.1%
		ACTS Aero Technical Support & Service, Inc.
	709	Term Loan, 0.00%, Maturing October 5, 2014(2)	$244,731
		AWAS Capital, Inc.
	615	Term Loan, 2.00%, Maturing March 22, 2013	574,994
	1,609	Term Loan - Second Lien, 6.25%, Maturing March 22, 2013	1,295,273
		Booz Allen Hamilton, Inc.
	500	Term Loan, 6.00%, Maturing July 31, 2015	504,583
		DAE Aviation Holdings, Inc.
	406	Term Loan, 4.00%, Maturing July 31, 2014	383,385
	416	Term Loan, 4.00%, Maturing July 31, 2014	392,888
		Evergreen International Aviation
	1,377	Term Loan, 10.50%, Maturing October 31, 2011(3)	1,111,711
		Hawker Beechcraft Acquisition
	4,320	Term Loan, 2.24%, Maturing March 26, 2014	3,283,280
	256	Term Loan, 4.35%, Maturing March 26, 2014	194,776
		Hexcel Corp.
	632	Term Loan, 6.50%, Maturing May 21, 2014	638,329
		IAP Worldwide Services, Inc.
	888	Term Loan, 9.25%, Maturing December 30, 2012(3)	775,103
		Spirit AeroSystems, Inc.
	1,577	Term Loan, 2.00%, Maturing December 31, 2011	1,551,059
		TransDigm, Inc.
	1,625	Term Loan, 2.25%, Maturing June 23, 2013	1,590,469
		Vought Aircraft Industries, Inc.
	904	Term Loan, 7.50%, Maturing December 17, 2011	907,559
	214	Term Loan, 7.50%, Maturing December 22, 2011	213,816
		Wesco Aircraft Hardware Corp.
	1,140	Term Loan, 2.49%, Maturing September 29, 2013	1,102,708

			$14,764,664

Air Transport — 0.6%
		Airport Development and Investment, Ltd.
GBP	783	Term Loan - Second Lien, 4.85%, Maturing April 7, 2011	$1,181,698
		Delta Air Lines, Inc.
	750	Term Loan, 2.17%, Maturing April 30, 2012	659,375
	1,170	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	1,018,631

			$2,859,704

Automotive — 5.6%
		Accuride Corp.
	475	DIP Loan, 1.00%, Maturing September 30, 2013(4)	$483,597
	1,958	Term Loan, 9.25%, Maturing January 31, 2012	1,964,959
		Adesa, Inc.
	2,119	Term Loan, 2.99%, Maturing October 18, 2013	2,065,596
		Allison Transmission, Inc.
	1,888	Term Loan, 3.00%, Maturing September 30, 2014	1,737,520
		Cooper Standard Automotive, Inc.
	232	Revolving Loan, 7.00%, Maturing December 23, 2011	230,294
	1,413	Term Loan, 7.00%, Maturing December 23, 2010	1,405,339
	47	Term Loan, 2.75%, Maturing December 23, 2011	47,097
		Dayco Products, LLC
	414	Term Loan, 10.50%, Maturing November 13, 2014	389,441
	59	Term Loan, 12.50%, Maturing November 13, 2014(3)	55,905

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	2,476	Term Loan, 2.17%, Maturing December 27, 2014	$2,104,768
	3,112	Term Loan, 2.17%, Maturing December 27, 2015	2,644,952
		Ford Motor Co.
	2,208	Term Loan, 3.26%, Maturing December 15, 2013	2,070,701
		Goodyear Tire & Rubber Co.
	5,400	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	5,044,502
		HLI Operating Co., Inc.
EUR	109	Term Loan, 0.00%, Maturing May 30, 2014(2)	13,613
EUR	1,853	Term Loan, 0.00%, Maturing May 30, 2014(2)	231,238
		Keystone Automotive Operations, Inc.
	1,320	Term Loan, 3.75%, Maturing January 12, 2012	908,630
		LKQ Corp.
	896	Term Loan, 2.48%, Maturing October 12, 2014	882,822
		TriMas Corp.
	426	Term Loan, 6.00%, Maturing August 2, 2011	413,375
	2,769	Term Loan, 6.00%, Maturing December 15, 2015	2,644,309
		TRW Automotive, Inc.
	550	Term Loan, 5.00%, Maturing May 30, 2016	551,203
		United Components, Inc.
	1,137	Term Loan, 2.25%, Maturing June 30, 2010	1,057,552

			$26,947,413

Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	975	Term Loan - Second Lien, 5.21%, Maturing May 31, 2013	$565,518
		Southern Wine & Spirits of America, Inc.
	995	Term Loan, 5.50%, Maturing May 31, 2012	988,561

			$1,554,079

Building and Development — 3.0%
		Beacon Sales Acquisition, Inc.
	1,137	Term Loan, 2.25%, Maturing September 30, 2013	$1,081,689
		Brickman Group Holdings, Inc.
	1,186	Term Loan, 2.25%, Maturing January 23, 2014	1,128,452
		Epco/Fantome, LLC
	1,281	Term Loan, 2.86%, Maturing November 23, 2010	1,178,520
		Forestar USA Real Estate Group, Inc.
	244	Revolving Loan, 0.39%, Maturing December 1, 2010(4)	222,391
	2,240	Term Loan, 5.08%, Maturing December 1, 2010	2,172,915
		Metroflag BP, LLC
	500	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(5)(6)	0
		Mueller Water Products, Inc.
	947	Term Loan, 5.25%, Maturing May 24, 2014	940,553
		NCI Building Systems, Inc.
	283	Term Loan, 8.00%, Maturing June 18, 2010	275,609
		November 2005 Land Investors
	305	Term Loan, 0.00%, Maturing May 9, 2011(2)	71,638
		Panolam Industries Holdings, Inc.
	858	Term Loan, 8.25%, Maturing December 31, 2013	781,198
		Re/Max International, Inc.
	598	Term Loan, 5.75%, Maturing December 17, 2012	599,721
	3,258	Term Loan, 9.75%, Maturing December 17, 2012	3,302,404
		Realogy Corp.
	319	Term Loan, 3.23%, Maturing September 1, 2014	284,590
	673	Term Loan, 3.25%, Maturing September 1, 2014	601,097
		South Edge, LLC
	1,588	Term Loan, 0.00%, Maturing October 31, 2009(5)	635,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		WCI Communities, Inc.
	1,343	Term Loan, 10.07%, Maturing September 3, 2014	$1,343,424

			$14,619,201

Business Equipment and Services — 10.9%
		Activant Solutions, Inc.
	1,098	Term Loan, 2.29%, Maturing May 1, 2013	$1,049,585
		Affiliated Computer Services
	792	Term Loan, 2.23%, Maturing March 20, 2013	789,971
	703	Term Loan, 2.23%, Maturing March 20, 2013	701,340
		Affinion Group, Inc.
	2,379	Term Loan, 2.73%, Maturing October 17, 2012	2,316,486
		Allied Barton Security Service
	988	Term Loan, 6.75%, Maturing February 21, 2015	1,003,274
		Education Management, LLC
	4,618	Term Loan, 2.06%, Maturing June 1, 2013	4,443,683
		Info USA, Inc.
	251	Term Loan, 2.01%, Maturing February 14, 2012	243,336
		Intergraph Corp.
	1,000	Term Loan, 2.26%, Maturing May 29, 2014	981,875
	1,000	Term Loan - Second Lien, 6.26%, Maturing November 29, 2014	964,375
		iPayment, Inc.
	2,382	Term Loan, 2.24%, Maturing May 10, 2013	2,251,172
		Kronos, Inc.
	1,020	Term Loan, 2.25%, Maturing June 11, 2014	971,420
		Language Line, Inc.
	2,025	Term Loan, 5.50%, Maturing October 30, 2015	2,035,125
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	830,000
		N.E.W. Holdings I, LLC
	1,845	Term Loan, 2.73%, Maturing May 22, 2014	1,768,790
		Protection One, Inc.
	123	Term Loan, 2.48%, Maturing March 31, 2012	117,968
	696	Term Loan, 4.48%, Maturing March 31, 2014	670,021
		Quantum Corp.
	198	Term Loan, 4.18%, Maturing July 12, 2014	185,312
		Quintiles Transnational Corp.
	992	Term Loan, 2.25%, Maturing March 31, 2013	962,977
	1,700	Term Loan - Second Lien, 4.25%, Maturing March 31, 2014	1,649,000
		Sabre, Inc.
	6,057	Term Loan, 2.49%, Maturing September 30, 2014	5,429,694
		Serena Software, Inc.
	477	Term Loan, 2.26%, Maturing March 10, 2013	442,418
		Sitel (Client Logic)
	2,589	Term Loan, 5.74%, Maturing January 29, 2014	2,394,702
		Solera Holdings, LLC
EUR	735	Term Loan, 2.44%, Maturing May 15, 2014	980,261
		SunGard Data Systems, Inc.
	2,232	Term Loan, 1.98%, Maturing February 11, 2013	2,163,459
	6,844	Term Loan, 3.90%, Maturing February 28, 2016	6,747,139
		Ticketmaster
	1,700	Term Loan, 7.00%, Maturing July 22, 2014	1,691,500
		Travelport, LLC
	3,178	Term Loan, 2.74%, Maturing August 23, 2013	3,046,897
	437	Term Loan, 2.75%, Maturing August 23, 2013	418,988
EUR	1,054	Term Loan, 2.89%, Maturing August 23, 2013	1,411,744
		VWR International, Inc.
	995	Term Loan, 2.73%, Maturing June 28, 2013	929,081

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		West Corp.
	1,371	Term Loan, 2.61%, Maturing October 24, 2013	$1,322,309
	1,991	Term Loan, 4.11%, Maturing July 15, 2016	1,975,184

			$52,889,086

Cable and Satellite Television — 11.8%
		Atlantic Broadband Finance, LLC
	2,569	Term Loan, 6.75%, Maturing June 8, 2013	$2,573,677
	96	Term Loan, 2.51%, Maturing September 1, 2013	93,966
		Bragg Communications, Inc.
	2,102	Term Loan, 2.75%, Maturing August 31, 2014	2,080,609
		Bresnan Broadband Holdings, LLC
	496	Term Loan, 2.25%, Maturing March 29, 2014	484,257
	600	Term Loan - Second Lien, 4.74%, Maturing March 29, 2014	580,500
		Cequel Communications, LLC
	2,157	Term Loan, 2.25%, Maturing November 5, 2013	2,059,393
	1,309	Term Loan, 6.25%, Maturing May 5, 2014	1,322,755
	2,050	Term Loan - Second Lien, 4.73%, Maturing May 5, 2014	2,012,294
		Charter Communications Operating, Inc.
	9,821	Term Loan, 2.26%, Maturing April 28, 2013	9,161,258
		CSC Holdings, Inc.
	2,915	Term Loan, 2.00%, Maturing March 29, 2013	2,847,629
		CW Media Holdings, Inc.
	611	Term Loan, 3.50%, Maturing February 15, 2015	572,182
		Foxco Acquisition Sub., LLC
	579	Term Loan, 7.50%, Maturing July 2, 2015	552,454
		Insight Midwest Holdings, LLC
	3,594	Term Loan, 2.25%, Maturing April 6, 2014	3,476,436
		MCC Iowa, LLC
	5,719	Term Loan, 1.96%, Maturing January 31, 2015	5,418,361
		Mediacom Illinois, LLC
	3,683	Term Loan, 1.96%, Maturing January 31, 2015	3,487,801
	998	Term Loan, 5.50%, Maturing March 31, 2017	1,002,737
		NTL Investment Holdings, Ltd.
GBP	197	Term Loan, 2.90%, Maturing March 30, 2012	312,187
GBP	2,331	Term Loan, 4.18%, Maturing September 3, 2012	3,687,124
		ProSiebenSat.1 Media AG
EUR	410	Term Loan, 3.34%, Maturing March 2, 2015	419,793
EUR	97	Term Loan, 2.59%, Maturing June 26, 2015	119,810
EUR	2,187	Term Loan, 2.59%, Maturing June 26, 2015	2,695,840
EUR	410	Term Loan, 3.59%, Maturing March 2, 2016	419,793
EUR	365	Term Loan, 7.96%, Maturing March 2, 2017(3)	177,797
EUR	520	Term Loan - Second Lien, 4.71%, Maturing September 2, 2016	415,726
		UPC Broadband Holding B.V.
	1,264	Term Loan, 2.18%, Maturing December 31, 2014	1,216,492
	1,686	Term Loan, 3.93%, Maturing December 31, 2016	1,660,973
EUR	2,353	Term Loan, 4.21%, Maturing December 31, 2016	3,085,655
EUR	2,697	Term Loan, 4.99%, Maturing December 31, 2017	3,549,645
		Virgin Media Investment Holding
GBP	240	Term Loan, 4.43%, Maturing March 30, 2012	378,920
		YPSO Holding SA
EUR	209	Term Loan, 4.43%, Maturing July 28, 2014	252,355
EUR	249	Term Loan, 4.43%, Maturing July 28, 2014(3)	301,055
EUR	542	Term Loan, 4.43%, Maturing July 28, 2014(3)	653,910

			$57,073,384

Chemicals and Plastics — 6.6%
		Arizona Chemical, Inc.
	500	Term Loan - Second Lien, 5.74%, Maturing February 28, 2014	$473,750
		Ashland, Inc.
	542	Term Loan, 7.65%, Maturing November 20, 2014	550,026

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Brenntag Holding GmbH and Co. KG
	1,207	Term Loan, 1.99%, Maturing December 23, 2013	$1,182,458
	365	Term Loan, 2.01%, Maturing December 23, 2013	357,317
	287	Term Loan, 2.00%, Maturing January 20, 2014	280,976
	1,000	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	977,857
		Celanese Holdings, LLC
	2,114	Term Loan, 2.00%, Maturing April 2, 2014	2,040,908
		Hexion Specialty Chemicals, Inc.
	488	Term Loan, 2.56%, Maturing May 5, 2012	451,547
	774	Term Loan, 2.56%, Maturing May 5, 2013	737,412
	3,565	Term Loan, 2.56%, Maturing May 5, 2013	3,394,638
		Huntsman International, LLC
	2,500	Term Loan, 2.00%, Maturing August 16, 2012	2,395,983
	1,000	Term Loan, 2.49%, Maturing June 30, 2016	959,250
		INEOS Group
	2,766	Term Loan, 9.50%, Maturing December 14, 2013	2,579,825
	2,672	Term Loan, 10.00%, Maturing December 14, 2014	2,492,094
EUR	1,250	Term Loan - Second Lien, 7.02%, Maturing December 14, 2012	1,543,924
		ISP Chemco, Inc.
	1,553	Term Loan, 2.00%, Maturing June 4, 2014	1,481,309
		Kranton Polymers, LLC
	1,886	Term Loan, 2.25%, Maturing May 12, 2013	1,810,638
		MacDermid, Inc.
EUR	721	Term Loan, 2.64%, Maturing April 12, 2014	807,292
		Millenium Inorganic Chemicals
	312	Term Loan, 2.50%, Maturing April 30, 2014	294,446
	975	Term Loan - Second Lien, 6.00%, Maturing October 31, 2014	833,625
		Momentive Performance Material
	1,673	Term Loan, 2.50%, Maturing December 4, 2013	1,555,774
		Nalco Co.
	498	Term Loan, 6.50%, Maturing May 6, 2016	505,709
		Rockwood Specialties Group, Inc.
	3,194	Term Loan, 6.00%, Maturing May 15, 2014	3,225,653
		Schoeller Arca Systems Holding
EUR	412	Term Loan, 5.07%, Maturing November 16, 2015	371,359
EUR	443	Term Loan, 5.07%, Maturing November 16, 2015	399,618
EUR	145	Term Loan, 6.17%, Maturing November 16, 2015	130,247

			$31,833,635

Clothing/Textiles — 0.3%
		Hanesbrands, Inc.
	1,125	Term Loan, 5.25%, Maturing December 10, 2015	$1,141,406
		St. John Knits International, Inc.
	480	Term Loan, 9.25%, Maturing March 23, 2012	443,785

			$1,585,191

Conglomerates — 3.7%
		Amsted Industries, Inc.
	1,671	Term Loan, 2.25%, Maturing October 15, 2010	$1,601,941
		Blount, Inc.
	248	Term Loan, 5.50%, Maturing February 9, 2012	247,899
		Doncasters (Dunde HoldCo 4 Ltd.)
	395	Term Loan, 4.24%, Maturing July 13, 2015	347,971
	395	Term Loan, 4.74%, Maturing July 13, 2015	347,971
GBP	500	Term Loan - Second Lien, 6.55%, Maturing January 13, 2016	627,412
		Jarden Corp.
	602	Term Loan, 2.00%, Maturing January 24, 2012	595,750
	1,068	Term Loan, 2.00%, Maturing January 24, 2012	1,061,598
		Manitowoc Company, Inc. (The)
	2,827	Term Loan, 7.50%, Maturing August 21, 2014	2,820,522

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Polymer Group, Inc.
1,923	Term Loan, 7.00%, Maturing November 22, 2014	$1,944,212
	RBS Global, Inc.
782	Term Loan, 2.50%, Maturing July 19, 2013	728,041
3,785	Term Loan, 2.79%, Maturing July 19, 2013	3,581,401
	RGIS Holdings, LLC
2,710	Term Loan, 2.74%, Maturing April 30, 2014	2,520,593
136	Term Loan, 2.75%, Maturing April 30, 2014	126,030
	US Investigations Services, Inc.
995	Term Loan, 3.25%, Maturing February 21, 2015	913,441
	Vertrue, Inc.
822	Term Loan, 3.26%, Maturing August 16, 2014	657,781

		$18,122,563

Containers and Glass Products — 4.1%
	Berry Plastics Corp.
1,985	Term Loan, 2.25%, Maturing April 3, 2015	$1,799,869
	Consolidated Container Co.
1,000	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	855,000
	Crown Americas, Inc.
600	Term Loan, 1.98%, Maturing November 15, 2012	595,000
	Graham Packaging Holdings Co.
2,181	Term Loan, 2.50%, Maturing October 7, 2011	2,168,183
1,938	Term Loan, 6.75%, Maturing April 5, 2014	1,958,789
	Graphic Packaging International, Inc.
3,985	Term Loan, 2.25%, Maturing May 16, 2014	3,879,394
426	Term Loan, 3.00%, Maturing May 16, 2014	419,311
	JSG Acquisitions
1,189	Term Loan, 3.63%, Maturing December 31, 2013	1,180,479
1,189	Term Loan, 3.88%, Maturing December 13, 2014	1,180,478
	Owens-Brockway Glass Container
1,540	Term Loan, 1.73%, Maturing June 14, 2013	1,507,451
	Reynolds Group Holdings, Inc.
975	Term Loan, 6.25%, Maturing November 5, 2015	989,503
	Smurfit-Stone Container Corp.
1,469	Revolving Loan, 2.84%, Maturing July 28, 2010	1,468,687
487	Revolving Loan, 3.06%, Maturing July 28, 2010	487,475
191	Term Loan, 2.50%, Maturing November 1, 2011	190,184
336	Term Loan, 2.50%, Maturing November 1, 2011	333,487
633	Term Loan, 2.50%, Maturing November 1, 2011	629,032
295	Term Loan, 4.50%, Maturing November 1, 2011	293,040

		$19,935,362

Cosmetics/Toiletries — 0.5%
	American Safety Razor Co.
487	Term Loan, 2.75%, Maturing July 31, 2013	$460,395
900	Term Loan - Second Lien, 6.51%, Maturing July 31, 2014	492,750
	KIK Custom Products, Inc.
975	Term Loan - Second Lien, 5.25%, Maturing November 30, 2014	619,125
	Prestige Brands, Inc.
955	Term Loan, 4.50%, Maturing April 7, 2011	945,401

		$2,517,671

Drugs — 0.9%
	Graceway Pharmaceuticals, LLC
1,579	Term Loan, 2.98%, Maturing May 3, 2012	$1,315,931
275	Term Loan, 8.48%, Maturing November 3, 2013	103,125
1,500	Term Loan - Second Lien, 6.73%, Maturing May 3, 2013	798,750
	Pharmaceutical Holdings Corp.
300	Term Loan, 3.51%, Maturing January 30, 2012	284,753

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Warner Chilcott Corp.
	751	Term Loan, 5.50%, Maturing October 30, 2014	$754,037
	375	Term Loan, 5.75%, Maturing April 30, 2015	376,853
	826	Term Loan, 5.75%, Maturing April 30, 2015	829,077

			$4,462,526

Ecological Services and Equipment — 2.1%
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.68%, Maturing April 1, 2015	$1,308,855
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 4.85%, Maturing September 30, 2014	519,513
		Environmental Systems Products Holdings, Inc.
	1,013	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	927,522
		Kemble Water Structure, Ltd.
GBP	4,250	Term Loan - Second Lien, 4.74%, Maturing October 13, 2013	5,536,809
		Sensus Metering Systems, Inc.
	2,064	Term Loan, 6.99%, Maturing June 3, 2013	2,071,282

			$10,363,981

Electronics/Electrical — 4.7%
		Aspect Software, Inc.
	793	Term Loan, 3.25%, Maturing July 11, 2011	$761,434
	1,800	Term Loan - Second Lien, 7.31%, Maturing July 11, 2013	1,674,000
		FCI International S.A.S.
	156	Term Loan, 3.62%, Maturing November 1, 2013	146,424
	156	Term Loan, 3.62%, Maturing November 1, 2013	146,424
	162	Term Loan, 3.62%, Maturing November 1, 2013	152,094
	162	Term Loan, 3.62%, Maturing November 1, 2013	152,094
		Freescale Semiconductor, Inc.
	2,977	Term Loan, 1.98%, Maturing December 1, 2013	2,679,450
		Infor Enterprise Solutions Holdings
	1,502	Term Loan, 3.99%, Maturing July 28, 2012	1,408,369
	2,879	Term Loan, 3.99%, Maturing July 28, 2012	2,699,374
	500	Term Loan, 5.73%, Maturing March 2, 2014	415,000
	183	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	142,313
	317	Term Loan - Second Lien, 6.48%, Maturing March 2, 2014	261,250
		Network Solutions, LLC
	571	Term Loan, 2.51%, Maturing March 7, 2014	517,205
		Open Solutions, Inc.
	2,043	Term Loan, 2.38%, Maturing January 23, 2014	1,819,632
		Sensata Technologies Finance Co.
	2,722	Term Loan, 2.00%, Maturing April 27, 2013	2,479,158
		Spectrum Brands, Inc.
	255	Term Loan, 8.00%, Maturing March 30, 2013	255,434
	3,984	Term Loan, 8.00%, Maturing March 30, 2013	3,983,886
		VeriFone, Inc.
	2,048	Term Loan, 2.99%, Maturing October 31, 2013	2,016,788
		Vertafore, Inc.
	1,195	Term Loan, 5.50%, Maturing July 31, 2014	1,150,476

			$22,860,805

Equipment Leasing — 0.2%
		Hertz Corp.
	15	Term Loan, 2.00%, Maturing December 21, 2012	$14,452
	1,073	Term Loan, 2.01%, Maturing December 21, 2012	1,047,105

			$1,061,557

Farming/Agriculture — 0.6%
		BF Bolthouse HoldCo, LLC
	1,150	Term Loan - Second Lien, 9.00%, Maturing December 16, 2013	$1,126,521

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Central Garden & Pet Co.
	1,847	Term Loan, 1.74%, Maturing February 28, 2014	$1,755,081

			$2,881,602

Financial Intermediaries — 2.5%
		Citco III, Ltd.
	1,868	Term Loan, 4.43%, Maturing June 30, 2014	$1,811,709
		First Data Corp.
	997	Term Loan, 2.98%, Maturing September 24, 2014	864,802
	2,000	Term Loan, 3.00%, Maturing September 24, 2014	1,734,028
		Grosvenor Capital Management
	1,402	Term Loan, 2.25%, Maturing December 5, 2013	1,275,736
		Jupiter Asset Management Group
GBP	405	Term Loan, 2.74%, Maturing June 30, 2015	611,151
		LPL Holdings, Inc.
	3,980	Term Loan, 2.00%, Maturing December 18, 2014	3,809,238
		Nuveen Investments, Inc.
	1,330	Term Loan, 3.29%, Maturing November 2, 2014	1,177,199
		Oxford Acquisition III, Ltd.
	382	Term Loan, 2.25%, Maturing May 24, 2014	360,712
		RJO Holdings Corp. (RJ O’Brien)
	452	Term Loan, 5.24%, Maturing July 31, 2014(3)	300,799

			$11,945,374

Food Products — 4.3%
		Acosta, Inc.
	2,993	Term Loan, 2.49%, Maturing July 28, 2013	$2,858,615
		Advantage Sales & Marketing, Inc.
	1,687	Term Loan, 2.26%, Maturing March 29, 2013	1,612,044
		Dean Foods Co.
	3,372	Term Loan, 1.64%, Maturing April 2, 2014	3,280,653
		Dole Food Company, Inc.
	108	Term Loan, 7.89%, Maturing April 12, 2013	108,966
	187	Term Loan, 8.00%, Maturing April 12, 2013	189,498
	608	Term Loan, 8.00%, Maturing April 12, 2013	614,831
		Pinnacle Foods Finance, LLC
	6,678	Term Loan, 2.98%, Maturing April 2, 2014	6,340,836
		Provimi Group SA
	205	Term Loan, 2.48%, Maturing June 28, 2015	194,847
	252	Term Loan, 2.48%, Maturing June 28, 2015	239,784
EUR	265	Term Loan, 2.68%, Maturing June 28, 2015	349,426
EUR	439	Term Loan, 2.68%, Maturing June 28, 2015	577,912
EUR	457	Term Loan, 2.68%, Maturing June 28, 2015	602,193
EUR	590	Term Loan, 2.68%, Maturing June 28, 2015	776,557
EUR	24	Term Loan - Second Lien, 4.68%, Maturing June 28, 2015	28,600
EUR	697	Term Loan - Second Lien, 2.22%, Maturing December 28, 2016(4)	824,858
	148	Term Loan - Second Lien, 4.48%, Maturing December 28, 2016	126,447
		Reddy Ice Group, Inc.
	1,970	Term Loan, 2.00%, Maturing August 9, 2012	1,853,441

			$20,579,508

Food Service — 3.7%
		AFC Enterprises, Inc.
	314	Term Loan, 7.00%, Maturing May 11, 2011	$316,760
		Aramark Corp.
	7,187	Term Loan, 2.13%, Maturing January 26, 2014	6,899,541
	473	Term Loan, 2.14%, Maturing January 26, 2014	453,748
GBP	970	Term Loan, 2.73%, Maturing January 27, 2014	1,440,070

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Buffets, Inc.
	638	Term Loan, 18.00%, Maturing April 30, 2012	$650,311
	110	Term Loan, 7.53%, Maturing November 1, 2013(3)	98,103
	564	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(3)	502,339
		CBRL Group, Inc.
	966	Term Loan, 1.79%, Maturing April 27, 2013	933,936
	584	Term Loan, 2.79%, Maturing April 27, 2016	567,818
		NPC International, Inc.
	350	Term Loan, 2.00%, Maturing May 3, 2013	336,645
		OSI Restaurant Partners, LLC
	264	Term Loan, 3.08%, Maturing May 9, 2013	238,305
	3,050	Term Loan, 2.56%, Maturing May 9, 2014	2,753,835
		QCE Finance, LLC
	1,210	Term Loan, 2.56%, Maturing May 5, 2013	1,042,015
	950	Term Loan - Second Lien, 6.00%, Maturing November 5, 2013	567,625
		Sagittarius Restaurants, LLC
	350	Term Loan, 9.75%, Maturing March 29, 2013	341,734
		Selecta
EUR	741	Term Loan - Second Lien, 4.99%, Maturing December 28, 2015	624,350

			$17,767,135

Food/Drug Retailers — 4.5%
		General Nutrition Centers, Inc.
	6,287	Term Loan, 2.51%, Maturing September 16, 2013	$6,059,130
		Iceland Foods Group, Ltd.
GBP	1,250	Term Loan, 3.02%, Maturing May 2, 2015	1,973,983
		Pantry, Inc. (The)
	223	Term Loan, 1.74%, Maturing May 15, 2014	211,807
	773	Term Loan, 1.74%, Maturing May 15, 2014	735,664
		Rite Aid Corp.
	8,280	Term Loan, 1.99%, Maturing June 1, 2014	7,438,555
	1,062	Term Loan, 6.00%, Maturing June 4, 2014	1,008,264
	1,000	Term Loan, 9.50%, Maturing June 4, 2014	1,048,750
		Roundy’s Supermarkets, Inc.
	3,322	Term Loan, 6.25%, Maturing November 3, 2013	3,314,088

			$21,790,241

Forest Products — 2.3%
		Appleton Papers, Inc.
	1,745	Term Loan, 6.70%, Maturing June 5, 2014	$1,732,011
		Georgia-Pacific Corp.
	1,844	Term Loan, 2.23%, Maturing December 20, 2012	1,811,300
	6,167	Term Loan, 2.26%, Maturing December 20, 2012	6,056,538
	1,563	Term Loan, 3.50%, Maturing December 23, 2014	1,563,938

			$11,163,787

Health Care — 16.4%
		Alliance Healthcare Services
	1,225	Term Loan, 5.50%, Maturing June 1, 2016	$1,221,044
		American Medical Systems
	490	Term Loan, 2.50%, Maturing July 20, 2012	476,982
		AMR HoldCo, Inc.
	1,088	Term Loan, 2.23%, Maturing February 10, 2012	1,054,937
		Biomet, Inc.
	3,763	Term Loan, 3.25%, Maturing December 26, 2014	3,677,542
EUR	1,197	Term Loan, 3.55%, Maturing December 26, 2014	1,646,964
		Bright Horizons Family Solutions, Inc.
	936	Term Loan, 7.50%, Maturing May 15, 2015	939,162
		Cardinal Health 409, Inc.
	4,183	Term Loan, 2.48%, Maturing April 10, 2014	3,827,317

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Carestream Health, Inc.
	2,618	Term Loan, 2.23%, Maturing April 30, 2013	$2,487,464
	1,000	Term Loan - Second Lien, 5.48%, Maturing October 30, 2013	877,083
		Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.73%, Maturing March 23, 2015	1,001,407
		Community Health Systems, Inc.
	524	Term Loan, 2.51%, Maturing July 25, 2014	495,767
	10,245	Term Loan, 2.51%, Maturing July 25, 2014	9,697,312
		Concentra, Inc.
	634	Term Loan - Second Lien, 5.76%, Maturing June 25, 2015(3)	554,768
		ConMed Corp.
	459	Term Loan, 1.74%, Maturing April 13, 2013	435,707
		Convatec Cidron Healthcare
EUR	746	Term Loan, 4.71%, Maturing July 30, 2016	1,024,959
		CRC Health Corp.
	481	Term Loan, 2.50%, Maturing February 6, 2013	451,850
	484	Term Loan, 2.50%, Maturing February 6, 2013	454,120
		Dako EQT Project Delphi
	500	Term Loan - Second Lien, 4.00%, Maturing December 12, 2016	338,750
		DaVita, Inc.
	548	Term Loan, 1.74%, Maturing October 5, 2012	536,850
		DJO Finance, LLC
	708	Term Loan, 3.23%, Maturing May 15, 2014	688,293
		Fenwal, Inc.
	500	Term Loan - Second Lien, 5.51%, Maturing August 28, 2014	432,500
		Fresenius Medical Care Holdings
	490	Term Loan, 1.63%, Maturing March 31, 2013	479,966
		Hanger Orthopedic Group, Inc.
	700	Term Loan, 2.24%, Maturing May 30, 2013	684,325
		HCA, Inc.
	10,307	Term Loan, 2.50%, Maturing November 18, 2013	9,817,598
		Health Management Association, Inc.
	6,118	Term Loan, 2.00%, Maturing February 28, 2014	5,822,708
		HealthSouth Corp.
	1,252	Term Loan, 2.51%, Maturing March 10, 2013	1,223,619
	1,030	Term Loan, 4.01%, Maturing March 15, 2014	1,022,760
		Iasis Healthcare, LLC
	78	Term Loan, 2.23%, Maturing March 14, 2014	74,558
	288	Term Loan, 2.23%, Maturing March 14, 2014	275,399
	831	Term Loan, 2.23%, Maturing March 14, 2014	795,773
		Ikaria Acquisition, Inc.
	1,481	Term Loan, 2.49%, Maturing March 28, 2013	1,394,997
		IM U.S. Holdings, LLC
	980	Term Loan, 2.24%, Maturing June 26, 2014	938,254
	625	Term Loan - Second Lien, 4.48%, Maturing June 26, 2015	605,859
		LifePoint Hospitals, Inc.
	2,022	Term Loan, 1.89%, Maturing April 15, 2012	1,987,626
		MultiPlan Merger Corp.
	1,344	Term Loan, 2.73%, Maturing April 12, 2013	1,285,937
	961	Term Loan, 2.75%, Maturing April 12, 2013	919,563
		Mylan, Inc.
	3,545	Term Loan, 3.55%, Maturing October 2, 2014	3,510,104
		National Mentor Holdings, Inc.
	62	Term Loan, 2.15%, Maturing June 29, 2013	55,748
	1,002	Term Loan, 2.26%, Maturing June 29, 2013	906,861
		National Renal Institutes, Inc.
	707	Term Loan, 10.00%, Maturing March 31, 2013(3)	678,874
		Nyco Holdings
EUR	500	Term Loan, 2.85%, Maturing December 29, 2014	668,040
EUR	500	Term Loan, 3.60%, Maturing December 29, 2015	668,040

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Physiotherapy Associates, Inc.
744	Term Loan, 7.50%, Maturing June 27, 2013	$583,847
	RadNet Management, Inc.
2,026	Term Loan, 4.51%, Maturing November 15, 2012	1,954,915
	ReAble Therapeutics Finance, LLC
2,500	Term Loan, 2.26%, Maturing November 16, 2013	2,447,273
	RehabCare Group, Inc.
875	Term Loan, 6.00%, Maturing November 20, 2015	878,938
	Renal Advantage, Inc.
1	Term Loan, 2.75%, Maturing October 5, 2012	798
	Select Medical Holdings Corp.
2,353	Term Loan, 4.02%, Maturing August 5, 2014	2,323,117
	Sunrise Medical Holdings, Inc.
416	Term Loan, 8.25%, Maturing May 13, 2010	344,928
	TZ Merger Sub., Inc. (TriZetto)
744	Term Loan, 7.50%, Maturing July 24, 2015	749,309
	Vanguard Health Holding Co., LLC
2,128	Term Loan, 2.49%, Maturing September 23, 2011	2,130,217
1,600	Term Loan, Maturing January 29, 2016(7)	1,607,800
	Viant Holdings, Inc.
505	Term Loan, 2.51%, Maturing June 25, 2014	497,844

		$79,656,373

Home Furnishings — 1.0%
	Hunter Fan Co.
428	Term Loan, 2.74%, Maturing April 16, 2014	$344,029
	Interline Brands, Inc.
255	Term Loan, 1.98%, Maturing June 23, 2013	235,573
936	Term Loan, 2.00%, Maturing June 23, 2013	865,375
	National Bedding Co., LLC
1,465	Term Loan, 2.30%, Maturing August 31, 2011	1,413,530
2,050	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,829,625
	Simmons Co.
1,090	Term Loan, 7.35%, Maturing February 15, 2012(3)	6,815

		$4,694,947

Industrial Equipment — 4.3%
	Brand Energy and Infrastructure Services, Inc.
729	Term Loan, 2.56%, Maturing February 7, 2014	$686,524
782	Term Loan, 3.56%, Maturing February 7, 2014	747,788
	CEVA Group PLC U.S.
2,228	Term Loan, 3.23%, Maturing January 4, 2014	1,955,300
3,456	Term Loan, 3.23%, Maturing January 4, 2014	3,032,979
1,006	Term Loan, 3.25%, Maturing January 4, 2014	902,610
	EPD Holdings (Goodyear Engineering Products)
145	Term Loan, 2.74%, Maturing July 13, 2014	124,876
1,016	Term Loan, 2.74%, Maturing July 13, 2014	871,901
775	Term Loan - Second Lien, 5.98%, Maturing July 13, 2015	585,125
	Generac Acquisition Corp.
1,744	Term Loan, 2.75%, Maturing November 7, 2013	1,622,201
500	Term Loan - Second Lien, 6.25%, Maturing April 7, 2014	460,500
	Gleason Corp.
138	Term Loan, 2.00%, Maturing June 30, 2013	135,640
568	Term Loan, 2.00%, Maturing June 30, 2013	557,035
	Jason, Inc.
396	Term Loan, 5.99%, Maturing April 30, 2010	259,700
	John Maneely Co.
2,231	Term Loan, 3.50%, Maturing December 8, 2013	2,142,087
	KION Group GmbH
1,000	Term Loan, 3.98%, Maturing December 23, 2014(3)	773,000
1,000	Term Loan, 4.23%, Maturing December 23, 2015(3)	773,000

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Polypore, Inc.
3,944	Term Loan, 2.49%, Maturing July 3, 2014	$3,776,641
	Sequa Corp.
794	Term Loan, 3.88%, Maturing November 30, 2014	738,144
	TFS Acquisition Corp.
695	Term Loan, 14.00%, Maturing August 11, 2013(3)	533,350

		$20,678,401

Insurance — 3.2%
	Alliant Holdings I, Inc.
1,000	Term Loan, Maturing August 21, 2014(7)	$946,667
	AmWINS Group, Inc.
982	Term Loan, 2.76%, Maturing June 8, 2013	912,374
500	Term Loan - Second Lien, 5.75%, Maturing June 8, 2014	417,500
	Applied Systems, Inc.
2,130	Term Loan, 2.73%, Maturing September 26, 2013	2,034,215
	CCC Information Services Group, Inc.
1,555	Term Loan, 2.49%, Maturing February 10, 2013	1,506,052
	Conseco, Inc.
2,627	Term Loan, 7.50%, Maturing October 10, 2013	2,505,196
	Crawford & Company
1,204	Term Loan, 5.25%, Maturing October 31, 2013	1,174,388
	Crump Group, Inc.
775	Term Loan, 3.24%, Maturing August 4, 2014	699,811
	Hub International Holdings, Inc.
496	Term Loan, 2.75%, Maturing June 13, 2014	464,729
2,206	Term Loan, 2.75%, Maturing June 13, 2014	2,068,028
574	Term Loan, 6.75%, Maturing June 30, 2014	570,456
	U.S.I. Holdings Corp.
2,280	Term Loan, 3.01%, Maturing May 4, 2014	2,103,170

		$15,402,586

Leisure Goods/Activities/Movies — 8.2%
	AMC Entertainment, Inc.
3,777	Term Loan, 1.73%, Maturing January 26, 2013	$3,695,478
	AMF Bowling Worldwide, Inc.
1,000	Term Loan - Second Lien, 6.48%, Maturing December 8, 2013	697,500
	Bombardier Recreational Products
1,823	Term Loan, 3.28%, Maturing June 28, 2013	1,381,899
	Butterfly Wendel US, Inc.
280	Term Loan, 3.03%, Maturing June 22, 2013	228,672
280	Term Loan, 2.78%, Maturing June 22, 2014	228,746
	Carmike Cinemas, Inc.
2,700	Term Loan, Maturing January 27, 2016(7)	2,702,813
	Cedar Fair, L.P.
277	Term Loan, 2.23%, Maturing August 30, 2012	275,845
2,104	Term Loan, 4.23%, Maturing February 17, 2014	2,101,800
	Cinemark, Inc.
3,496	Term Loan, 2.01%, Maturing October 5, 2013	3,441,656
	Deluxe Entertainment Services
59	Term Loan, 6.22%, Maturing January 28, 2011	55,758
101	Term Loan, 6.25%, Maturing January 28, 2011	95,301
962	Term Loan, 6.25%, Maturing January 28, 2011	908,341
	Fender Musical Instruments Corp.
331	Term Loan, 2.51%, Maturing June 9, 2014	286,734
651	Term Loan, 2.51%, Maturing June 9, 2014	564,813
	Formula One (Alpha D2, Ltd.)
2,000	Term Loan - Second Lien, 3.82%, Maturing June 30, 2014	1,799,166
	Mega Blocks, Inc.
1,576	Term Loan, 9.75%, Maturing July 26, 2012	1,054,440

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Metro-Goldwyn-Mayer Holdings, Inc.
2,786	Term Loan, 0.00%, Maturing April 8, 2012(2)	$1,681,261
	National CineMedia, LLC
2,750	Term Loan, 2.01%, Maturing February 13, 2015	2,659,478
	Regal Cinemas Corp.
5,149	Term Loan, 4.00%, Maturing November 10, 2010	5,164,147
	Revolution Studios Distribution Co., LLC
979	Term Loan, 3.99%, Maturing December 21, 2014	890,533
800	Term Loan - Second Lien, 7.24%, Maturing June 21, 2015	560,000
	Six Flags Theme Parks, Inc.
1,105	Term Loan, 2.49%, Maturing April 30, 2015	1,091,742
	Southwest Sports Group, LLC
1,875	Term Loan, 6.75%, Maturing December 22, 2010	1,554,688
	SW Acquisition Co., Inc.
1,875	Term Loan, 5.75%, Maturing May 31, 2016	1,896,681
	Universal City Development Partners, Ltd.
2,625	Term Loan, 6.50%, Maturing November 6, 2014	2,657,813
	Zuffa, LLC
2,334	Term Loan, 2.31%, Maturing June 20, 2016	2,209,170

		$39,884,475

Lodging and Casinos — 2.6%
	Ameristar Casinos, Inc.
1,056	Term Loan, 3.50%, Maturing November 10, 2012	$1,050,720
	Harrah’s Operating Co.
1,223	Term Loan, 3.25%, Maturing January 28, 2015	1,014,297
3,000	Term Loan, 9.50%, Maturing October 31, 2016	3,064,167
	LodgeNet Entertainment Corp.
1,852	Term Loan, 2.26%, Maturing April 4, 2014	1,707,196
	New World Gaming Partners, Ltd.
203	Term Loan, 2.75%, Maturing June 30, 2014	185,370
1,003	Term Loan, 2.75%, Maturing June 30, 2014	915,209
	Penn National Gaming, Inc.
354	Term Loan, 1.99%, Maturing October 3, 2012	347,812
	Tropicana Entertainment, Inc.
184	Term Loan, 0.00%, Maturing December 29, 2012(4)	171,294
	Venetian Casino Resort/Las Vegas Sands, Inc.
852	Term Loan, 2.01%, Maturing May 14, 2014	752,711
3,374	Term Loan, 2.01%, Maturing May 23, 2014	2,980,278
	Wimar OpCo, LLC
1,883	Term Loan, 0.00%, Maturing January 3, 2012(2)	588,534

		$12,777,588

Nonferrous Metals/Minerals — 1.5%
	Euramax International, Inc.
307	Term Loan, 10.00%, Maturing June 29, 2013	$239,176
306	Term Loan, 14.00%, Maturing June 29, 2013(3)	238,572
	Noranda Aluminum Acquisition
2,092	Term Loan, 2.23%, Maturing May 18, 2014	1,819,918
	Novelis, Inc.
617	Term Loan, 2.24%, Maturing June 28, 2014	587,203
1,357	Term Loan, 2.25%, Maturing June 28, 2014	1,291,897
	Oxbow Carbon and Mineral Holdings
3,316	Term Loan, 2.25%, Maturing May 8, 2014	3,225,130

		$7,401,896

Oil and Gas — 3.2%
	Atlas Pipeline Partners, L.P.
903	Term Loan, 6.75%, Maturing July 20, 2014	$900,991

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Big West Oil, LLC
	315	Term Loan, 4.50%, Maturing May 1, 2014	$305,530
	396	Term Loan, 4.50%, Maturing May 1, 2014	384,095
		Dresser, Inc.
	1,432	Term Loan, 2.52%, Maturing May 4, 2014	1,375,768
	1,000	Term Loan - Second Lien, 6.00%, Maturing May 4, 2015	951,250
		Dynegy Holdings, Inc.
	335	Term Loan, 3.99%, Maturing April 2, 2013	327,691
	5,161	Term Loan, 3.99%, Maturing April 2, 2013	5,049,095
		Enterprise GP Holdings, L.P.
	1,103	Term Loan, 2.49%, Maturing October 31, 2014	1,090,097
		Hercules Offshore, Inc.
	1,610	Term Loan, 6.00%, Maturing July 6, 2013	1,540,296
		Niska Gas Storage
	41	Term Loan, 1.98%, Maturing May 13, 2011	39,252
	61	Term Loan, 1.98%, Maturing May 13, 2011	57,946
	591	Term Loan, 1.98%, Maturing May 12, 2013	563,754
		Precision Drilling Corp.
	893	Term Loan, 4.24%, Maturing December 23, 2013	880,023
		SemGroup Corp.
	1,050	Term Loan, 1.25%, Maturing November 27, 2013	1,043,000
		Targa Resources, Inc.
	1,100	Term Loan, 6.00%, Maturing June 4, 2017	1,105,500

			$15,614,288

Publishing — 8.5%
		American Media Operations, Inc.
	2,186	Term Loan, 10.00%, Maturing January 31, 2013(3)	$2,067,100
		Aster Zweite Beteiligungs GmbH
	1,775	Term Loan, 2.89%, Maturing September 27, 2013	1,722,859
		GateHouse Media Operating, Inc.
	872	Term Loan, 2.24%, Maturing August 28, 2014	434,780
	2,078	Term Loan, 2.24%, Maturing August 28, 2014	1,036,533
	675	Term Loan, 2.49%, Maturing August 28, 2014	336,656
		Getty Images, Inc.
	3,779	Term Loan, 6.25%, Maturing July 2, 2015	3,810,991
		Lamar Media Corp.
	945	Term Loan, 5.50%, Maturing September 30, 2012	949,931
		Laureate Education, Inc.
	347	Term Loan, 3.50%, Maturing August 17, 2014	322,823
	2,320	Term Loan, 3.50%, Maturing August 17, 2014	2,156,855
	1,496	Term Loan, 7.00%, Maturing August 31, 2014	1,485,496
		Local Insight Regatta Holdings, Inc.
	1,635	Term Loan, 6.25%, Maturing April 23, 2015	1,385,647
		MediaNews Group, Inc.
	703	Term Loan, 6.73%, Maturing August 2, 2013	309,320
		Merrill Communications, LLC
	1,225	Term Loan, 8.50%, Maturing December 24, 2012	1,050,703
	1,006	Term Loan - Second Lien, 14.75%, Maturing November 15, 2013(3)	636,460
		Nelson Education, Ltd.
	489	Term Loan, 2.75%, Maturing July 5, 2014	449,650
		Nielsen Finance, LLC
	5,820	Term Loan, 2.23%, Maturing August 9, 2013	5,581,106
	995	Term Loan, 3.98%, Maturing May 1, 2016	972,955
		PagesJaunes Group, SA
EUR	500	Term Loan, 4.96%, Maturing April 10, 2016	458,122
		Philadelphia Newspapers, LLC
	708	Term Loan, 0.00%, Maturing June 29, 2013(2)	166,398

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Reader’s Digest Association, Inc. (The)
	1,134	DIP Loan, 13.50%, Maturing August 21, 2010	$1,179,037
	1,246	Revolving Loan, 4.52%, Maturing March 3, 2014	743,172
	5,016	Term Loan, 4.23%, Maturing March 3, 2014	2,992,858
	447	Term Loan, 7.00%, Maturing March 3, 2014	266,520
		SGS International, Inc.
	551	Term Loan, 2.86%, Maturing December 30, 2011	534,481
		Source Interlink Companies, Inc.
	914	Term Loan, 10.75%, Maturing June 18, 2013	790,325
	497	Term Loan, 15.00%, Maturing June 18, 2013(3)	198,691
		Trader Media Corp.
GBP	1,315	Term Loan, 2.65%, Maturing March 23, 2015	1,907,828
		Tribune Co.
	1,547	Term Loan, 0.00%, Maturing April 10, 2010(2)	943,549
	1,935	Term Loan, 0.00%, Maturing May 17, 2014(2)	1,216,875
	2,990	Term Loan, 0.00%, Maturing May 17, 2014(2)	1,726,074
		Xsys, Inc.
	1,801	Term Loan, 2.89%, Maturing September 27, 2013	1,747,739
	1,828	Term Loan, 2.89%, Maturing September 27, 2014	1,774,624

			$41,356,158

Radio and Television — 5.0%
		Block Communications, Inc.
	816	Term Loan, 2.28%, Maturing December 22, 2011	$767,040
		CMP KC, LLC
	956	Term Loan, 6.25%, Maturing May 5, 2013(6)	274,426
		CMP Susquehanna Corp.
	1,566	Term Loan, 2.25%, Maturing May 5, 2013	1,286,446
		Discovery Communications, Inc.
	993	Term Loan, 5.25%, Maturing May 14, 2014	1,005,733
		Emmis Operating Co.
	758	Term Loan, 4.25%, Maturing November 2, 2013	636,485
		Gray Television, Inc.
	1,080	Term Loan, 3.75%, Maturing January 19, 2015	995,409
		HIT Entertainment, Inc.
	750	Term Loan, 2.53%, Maturing March 20, 2012	659,357
		Intelsat Corp.
	2,434	Term Loan, 2.73%, Maturing January 3, 2014	2,328,055
	2,434	Term Loan, 2.73%, Maturing January 3, 2014	2,328,055
	2,435	Term Loan, 2.73%, Maturing January 3, 2014	2,328,768
		Ion Media Networks, Inc.
	332	DIP Loan, 15.00%, Maturing May 29, 2010(6)	522,323
	2,500	Term Loan, 0.00%, Maturing January 15, 2012(2)	694,792
		NEP II, Inc.
	590	Term Loan, 2.53%, Maturing February 16, 2014	545,318
		Nexstar Broadcasting, Inc.
	1,754	Term Loan, 5.00%, Maturing October 1, 2012	1,716,483
	1,658	Term Loan, 5.00%, Maturing October 1, 2012	1,622,731
		Raycom TV Broadcasting, LLC
	875	Term Loan, 1.81%, Maturing June 25, 2014	765,625
		SFX Entertainment
	869	Term Loan, 3.50%, Maturing June 21, 2013	838,247
		Sirius Satellite Radio, Inc.
	489	Term Loan, 2.50%, Maturing December 19, 2012	465,534
		Univision Communications, Inc.
	4,200	Term Loan, 2.50%, Maturing September 29, 2014	3,668,700
		Young Broadcasting, Inc.
	709	Term Loan, 0.00%, Maturing November 3, 2012(2)	567,863

			$24,017,390

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Rail Industries — 0.4%
	Kansas City Southern Railway Co.
1,954	Term Loan, 2.01%, Maturing April 26, 2013	$1,897,944

		$1,897,944

Retailers (Except Food and Drug) — 3.6%
	American Achievement Corp.
157	Term Loan, 6.29%, Maturing March 25, 2011	$149,103
	Amscan Holdings, Inc.
486	Term Loan, 2.50%, Maturing May 25, 2013	455,859
	Cumberland Farms, Inc.
1,518	Term Loan, 2.75%, Maturing September 29, 2013	1,389,279
	Educate, Inc.
500	Term Loan - Second Lien, 5.51%, Maturing June 14, 2014	434,166
	FTD, Inc.
1,225	Term Loan, 6.75%, Maturing July 31, 2014	1,229,528
	Harbor Freight Tools USA, Inc.
388	Term Loan, 9.75%, Maturing July 15, 2010	389,343
	Josten’s Corp.
1,510	Term Loan, 2.23%, Maturing October 4, 2011	1,497,161
	Neiman Marcus Group, Inc.
1,967	Term Loan, 2.26%, Maturing April 5, 2013	1,798,386
	Orbitz Worldwide, Inc.
1,153	Term Loan, 3.24%, Maturing July 25, 2014	1,102,698
	Oriental Trading Co., Inc.
2,530	Term Loan, 9.75%, Maturing July 31, 2013	2,176,051
1,125	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	309,375
	Pilot Travel Centers, LLC
1,225	Term Loan, Maturing November 24, 2015(7)	1,238,562
	Rover Acquisition Corp.
2,183	Term Loan, 2.49%, Maturing October 26, 2013	2,140,668
	Savers, Inc.
323	Term Loan, 2.99%, Maturing August 11, 2012	313,157
363	Term Loan, 2.99%, Maturing August 11, 2012	351,851
	Yankee Candle Company, Inc. (The)
2,421	Term Loan, 2.24%, Maturing February 6, 2014	2,349,594

		$17,324,781

Steel — 0.3%
	Niagara Corp.
1,979	Term Loan, 7.25%, Maturing June 29, 2014	$1,306,321

		$1,306,321

Surface Transport — 0.4%
	Oshkosh Truck Corp.
1,346	Term Loan, 6.26%, Maturing December 6, 2013	$1,353,824
	Swift Transportation Co., Inc.
801	Term Loan, 8.25%, Maturing May 10, 2014	770,922

		$2,124,746

Telecommunications — 3.9%
	Alaska Communications Systems Holdings, Inc.
985	Term Loan, 2.00%, Maturing February 1, 2012	$957,429
	Asurion Corp.
3,890	Term Loan, 3.24%, Maturing July 13, 2012	3,783,863
1,000	Term Loan - Second Lien, 6.73%, Maturing January 13, 2013	981,250
	CommScope, Inc.
1,336	Term Loan, 2.75%, Maturing November 19, 2014	1,316,781
	Intelsat Subsidiary Holding Co.
943	Term Loan, 2.73%, Maturing July 3, 2013	908,823

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Iowa Telecommunications Services
	1,616	Term Loan, 2.01%, Maturing November 23, 2011	$1,609,738
		Macquarie UK Broadcast Ventures, Ltd.
GBP	755	Term Loan, 2.52%, Maturing December 26, 2014	1,012,873
		NTelos, Inc.
	1,496	Term Loan, 5.75%, Maturing August 13, 2015	1,510,277
		Palm, Inc.
	1,752	Term Loan, 3.76%, Maturing April 24, 2014	1,550,939
		Stratos Global Corp.
	977	Term Loan, 2.75%, Maturing February 13, 2012	964,294
		TowerCo Finance, LLC
	425	Term Loan, 6.00%, Maturing November 24, 2014	430,844
		Trilogy International Partners
	850	Term Loan, 3.75%, Maturing June 29, 2012	718,250
		Windstream Corp.
	3,013	Term Loan, 3.01%, Maturing December 17, 2015	2,990,236

			$18,735,597

Utilities — 4.3%
		AEI Finance Holding, LLC
	270	Revolving Loan, 3.23%, Maturing March 30, 2012	$249,857
	1,835	Term Loan, 3.25%, Maturing March 30, 2014	1,699,981
		Astoria Generating Co.
	1,000	Term Loan - Second Lien, 4.01%, Maturing August 23, 2013	946,667
		BRSP, LLC
	977	Term Loan, 7.50%, Maturing June 24, 2014	964,550
		Calpine Corp.
	5,958	DIP Loan, 3.14%, Maturing March 29, 2014	5,645,284
		Electricinvest Holding Co.
GBP	480	Term Loan, 5.02%, Maturing October 24, 2012	636,843
EUR	477	Term Loan - Second Lien, 4.93%, Maturing October 24, 2012	552,893
		NRG Energy, Inc.
	1,780	Term Loan, 2.00%, Maturing June 1, 2014	1,726,997
	2,046	Term Loan, 2.00%, Maturing June 1, 2014	1,984,652
		Pike Electric, Inc.
	146	Term Loan, 1.75%, Maturing July 1, 2012	138,928
	340	Term Loan, 1.75%, Maturing December 10, 2012	322,783
		TXU Texas Competitive Electric Holdings Co., LLC
	1,328	Term Loan, 3.73%, Maturing October 10, 2014	1,084,619
	3,803	Term Loan, 3.73%, Maturing October 10, 2014	3,123,821
	997	Term Loan, 3.78%, Maturing October 10, 2014	818,739
		Vulcan Energy Corp.
	1,093	Term Loan, 5.50%, Maturing December 31, 2015	1,095,319

			$20,991,933

Total Senior Floating-Rate Interests (identified cost $728,535,888)			$693,443,893

Corporate Bonds & Notes — 11.4%

Principal
Amount*
(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
	Alion Science and Technologies Corp.
145	10.25%, 2/1/15	$118,538
	Bombardier, Inc., Sr. Notes
130	8.00%, 11/15/14(8)	136,175

		$254,713

Principal
Amount*
(000’s omitted)		Security	Value
Air Transport — 0.0%
		Continental Airlines
	186	7.033%, 6/15/11	$175,646

			$175,646

Automotive — 0.2%
		Allison Transmission, Inc.
	665	11.25%, 11/1/15(3)(8)	$703,237
		American Axle & Manufacturing Holdings, Inc., Sr. Notes
	115	9.25%, 1/15/17(8)	119,600
	25	7.875%, 3/1/17	21,813
		Commercial Vehicle Group, Inc., Sr. Notes
	100	8.00%, 7/1/13	61,000

			$905,650

Broadcast Radio and Television — 0.3%
		Clear Channel Communications, Inc., Sr. Notes
	1,000	6.25%, 3/15/11	$945,000
		XM Satellite Radio Holdings, Inc., Sr. Notes
	450	13.00%, 8/1/14(8)	496,125

			$1,441,125

Building and Development — 0.5%
		Grohe Holding GmbH, Variable Rate
EUR	2,000	3.559%, 1/15/14(9)	$2,447,171
		Texas Industries, Inc., Sr. Notes
	115	7.25%, 7/15/13(8)	115,000

			$2,562,171

Business Equipment and Services — 0.6%
		Affinion Group, Inc.
	205	11.50%, 10/15/15	$213,200
		Brocade Communications Systems, Inc., Sr. Notes
	30	6.625%, 1/15/18(8)	30,525
	30	6.875%, 1/15/20(8)	30,750
		Education Management, LLC, Sr. Notes
	390	8.75%, 6/1/14	404,625
		First Data Corp.
	85	9.875%, 9/24/15	76,288
		MediMedia USA, Inc., Sr. Sub. Notes
	170	11.375%, 11/15/14(8)	150,450
		RSC Equipment Rental, Inc., Sr. Notes
	750	10.00%, 7/15/17(8)	819,375
		SunGard Data Systems, Inc., Sr. Notes
	500	10.625%, 5/15/15	546,250
		Ticketmaster Entertainment, Inc.
	185	10.75%, 8/1/16	203,037
		West Corp.
	275	9.50%, 10/15/14	277,750

			$2,752,250

Cable and Satellite Television — 0.0%
		Kabel Deutschland GmbH
	190	10.625%, 7/1/14	$199,500

			$199,500

Chemicals and Plastics — 0.2%
		CII Carbon, LLC
	185	11.125%, 11/15/15(8)	$187,775
		Reichhold Industries, Inc., Sr. Notes
	445	9.00%, 8/15/14(8)	393,825

Principal
Amount*
(000’s omitted)	Security	Value
	Wellman Holdings, Inc., Sr. Sub. Notes
449	5.00%, 1/29/19(6)	$165,232

		$746,832

Clothing/Textiles — 0.1%
	Levi Strauss & Co., Sr. Notes
270	9.75%, 1/15/15	$283,500
75	8.875%, 4/1/16	78,375
	Perry Ellis International, Inc., Sr. Sub. Notes
360	8.875%, 9/15/13	363,150

		$725,025

Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
161	9.50%, 8/1/14(8)	$162,207
155	11.75%, 8/1/16	159,263

		$321,470

Containers and Glass Products — 0.4%
	Berry Plastics Corp., Sr. Notes, Variable Rate
2,000	5.001%, 2/15/15	$1,870,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	265,825

		$2,135,825

Cosmetics/Toiletries — 0.3%
	Revlon Consumer Products Corp.
1,415	9.75%, 11/15/15(8)	$1,466,294

		$1,466,294

Diversified Financial Services — 0.5%
	Virgin Media Finance PLC, Sr. Notes
2,500	6.50%, 1/15/18(8)	$2,471,875

		$2,471,875

Ecological Services and Equipment — 0.2%
	Environmental Systems Product Holdings, Inc., Jr. Notes
373	18.00%, 3/31/15(3)(6)	$298,205
	Waste Services, Inc., Sr. Sub. Notes
440	9.50%, 4/15/14	457,600

		$755,805

Electronics/Electrical — 0.2%
	Amkor Technologies, Inc., Sr. Notes
115	9.25%, 6/1/16	$120,750
	NXP BV/NXP Funding, LLC, Variable Rate
775	3.001%, 10/15/13	650,031

		$770,781

Equipment Leasing — 0.0%
	Hertz Corp.
10	8.875%, 1/1/14	$10,125

		$10,125

Financial Intermediaries — 0.6%
	Ford Motor Credit Co., Sr. Notes
2,250	12.00%, 5/15/15	$2,586,409
230	8.00%, 12/15/16	231,665

		$2,818,074

Food Products — 0.3%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
520	11.50%, 11/1/11	$523,900

Principal
Amount*
(000’s omitted)	Security	Value
	Smithfield Foods, Inc., Sr. Notes
1,000	10.00%, 7/15/14(8)	$1,093,750

		$1,617,650

Food Service — 0.3%
	El Pollo Loco, Inc.
275	11.75%, 11/15/13	$257,125
	NPC International, Inc., Sr. Sub. Notes
320	9.50%, 5/1/14	320,000
	U.S. Foodservice, Inc., Sr. Notes
1,000	10.25%, 6/30/15(8)	1,020,000

		$1,597,125

Food/Drug Retailers — 0.2%
	General Nutrition Center, Sr. Notes, Variable Rate
665	5.178%, 3/15/14(3)	$620,112
	General Nutrition Center, Sr. Sub. Notes
385	10.75%, 3/15/15	393,663

		$1,013,775

Forest Products — 0.2%
	NewPage Corp., Sr. Notes
955	11.375%, 12/31/14	$928,737
	Verso Paper Holdings, LLC/Verso Paper, Inc.
225	11.375%, 8/1/16	194,063

		$1,122,800

Health Care — 0.5%
	Accellent, Inc.
285	10.50%, 12/1/13	$287,137
	Accellent, Inc., Sr. Notes
135	8.375%, 2/1/17(8)	137,025
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	342,062
	DJO Finance, LLC/DJO Finance Corp.
190	10.875%, 11/15/14	202,350
	DJO Finance, LLC/DJO Finance Corp., Sr. Notes
15	10.875%, 11/15/14(8)	15,975
	HCA, Inc.
115	9.25%, 11/15/16	121,613
	MultiPlan, Inc., Sr. Sub. Notes
485	10.375%, 4/15/16(8)	501,975
	National Mentor Holdings, Inc.
290	11.25%, 7/1/14	291,450
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	193,538
	US Oncology, Inc.
515	10.75%, 8/15/14	539,462

		$2,632,587

Industrial Equipment — 0.4%
	Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15	$195,487
	ESCO Corp., Sr. Notes
645	8.625%, 12/15/13(8)	650,644
	Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,107,500

		$1,953,631

Principal
Amount*
(000’s omitted)	Security	Value
Insurance — 0.0%
	Alliant Holdings I, Inc.
100	11.00%, 5/1/15(8)	$102,000

		$102,000

Leisure Goods/Activities/Movies — 0.2%
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13(2)(6)(8)	$0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	0.00%, 4/1/12(2)(6)(8)	0
	Marquee Holdings, Inc., Sr. Disc. Notes
610	9.505%, 8/15/14	516,975
	MU Finance PLC, Sr. Notes
135	8.375%, 2/1/17(8)	132,300
	Royal Caribbean Cruises, Sr. Notes
95	7.00%, 6/15/13	94,763
35	6.875%, 12/1/13	34,825
25	7.25%, 6/15/16	24,500
50	7.25%, 3/15/18	48,375

		$851,738

Lodging and Casinos — 1.1%
	Buffalo Thunder Development Authority
480	9.375%, 12/15/49(2)(8)	$84,000
	CCM Merger, Inc.
325	8.00%, 8/1/13(8)	268,125
	Chukchansi EDA, Sr. Notes, Variable Rate
280	4.024%, 11/15/12(8)	225,400
	Fontainebleau Las Vegas Casino, LLC
485	10.25%, 6/15/49(2)(8)	7,275
	Galaxy Entertainment Finance
300	9.875%, 12/15/12(8)	309,000
	Greektown Holdings, LLC, Sr. Notes
95	10.75%, 12/1/13(2)(8)	11,875
	Harrah’s Operating Co., Inc., Sr. Notes
1,500	11.25%, 6/1/17	1,601,250
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
115	11.00%, 11/1/12(8)	78,200
	Inn of the Mountain Gods, Sr. Notes
500	12.00%, 11/15/10(2)	248,750
	Majestic HoldCo, LLC
140	12.50%, 10/15/11(2)(8)	700
	MGM Mirage, Inc.
65	8.375%, 2/1/11	62,806
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
140	8.00%, 4/1/12	129,675
215	7.125%, 8/15/14	167,162
230	6.875%, 2/15/15	169,625
	Peninsula Gaming, LLC
1,000	10.75%, 8/15/17(8)	1,025,000
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
60	7.50%, 6/15/15	55,800
	Pokagon Gaming Authority, Sr. Notes
102	10.375%, 6/15/14(8)	106,973
	San Pasqual Casino
110	8.00%, 9/15/13(8)	105,600
	Seminole Hard Rock Entertainment, Variable Rate
175	2.754%, 3/15/14(8)	155,313
	Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15(8)	291,400

Principal
Amount*
(000’s omitted)	Security	Value
	Waterford Gaming, LLC, Sr. Notes
274	8.625%, 9/15/14(6)(8)	$218,707

		$5,322,636

Nonferrous Metals/Minerals — 0.2%
	FMG Finance PTY, Ltd.
675	10.625%, 9/1/16(8)	$767,812
	Teck Resources, Ltd., Sr. Notes
335	10.75%, 5/15/19	396,138

		$1,163,950

Oil and Gas — 0.9%
	Allis-Chalmers Energy, Inc., Sr. Notes
185	9.00%, 1/15/14	$180,375
	Antero Resources Finance Corp., Sr. Notes
50	9.375%, 12/1/17(8)	52,500
	Clayton Williams Energy, Inc.
175	7.75%, 8/1/13	168,000
	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
1,000	8.25%, 12/15/17(8)	1,030,000
335	8.50%, 12/15/19(8)	350,075
	Compton Pet Finance Corp.
360	7.625%, 12/1/13	290,700
	Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	50,125
	El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	234,608
	Forbes Energy Services, Sr. Notes
310	11.00%, 2/15/15	299,925
	McJunkin Red Man Corp., Sr. Notes
1,000	9.50%, 12/15/16(8)	1,002,500
	OPTI Canada, Inc., Sr. Notes
95	7.875%, 12/15/14	82,888
175	8.25%, 12/15/14	154,875
	Petroleum Development Corp., Sr. Notes
115	12.00%, 2/15/18	121,325
	Petroplus Finance, Ltd.
145	7.00%, 5/1/17(8)	130,863
	Quicksilver Resources, Inc.
150	7.125%, 4/1/16	143,062
	SESI, LLC, Sr. Notes
60	6.875%, 6/1/14	59,700
	Stewart & Stevenson, LLC, Sr. Notes
215	10.00%, 7/15/14	199,950

		$4,551,471

Publishing — 0.3%
	Dex Media West/Finance, Series B
112	9.875%, 8/15/13(2)	$39,480
	Laureate Education, Inc.
1,000	10.00%, 8/15/15(8)	1,036,250
	Local Insight Regatta Holdings, Inc.
90	11.00%, 12/1/17	58,950
	Nielsen Finance, LLC
485	10.00%, 8/1/14	506,825
70	12.50%, (0.00% until 8/1/11), 8/1/16	64,400
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
455	9.00%, 2/15/17(2)	6,870

		$1,712,775

Principal
Amount*
(000’s omitted)	Security	Value
Rail Industries — 0.3%
	American Railcar Industry, Sr. Notes
175	7.50%, 3/1/14	$166,250
	Kansas City Southern Mexico, Sr. Notes
280	7.625%, 12/1/13	282,800
100	7.375%, 6/1/14	99,000
190	8.00%, 6/1/15	196,412
500	8.00%, 2/1/18(8)	495,000

		$1,239,462

Retailers (Except Food and Drug) — 0.9%
	Amscan Holdings, Inc., Sr. Sub. Notes
400	8.75%, 5/1/14	$397,000
	Neiman Marcus Group, Inc.
1,504	9.00%, 10/15/15	1,470,551
105	10.375%, 10/15/15	103,425
	Sally Holdings, LLC, Sr. Notes
665	9.25%, 11/15/14	693,262
20	10.50%, 11/15/16	21,500
	Toys “R” Us
1,000	10.75%, 7/15/17(8)	1,112,500
	Yankee Acquisition Corp., Series B
355	8.50%, 2/15/15	356,775

		$4,155,013

Steel — 0.0%
	RathGibson, Inc., Sr. Notes
445	11.25%, 2/15/14(2)	$149,075

		$149,075

Surface Transport — 0.1%
	CEVA Group, PLC, Sr. Notes
210	10.00%, 9/1/14(8)	$202,913
	Teekay Corp., Sr. Notes
50	8.50%, 1/15/20	51,000

		$253,913

Telecommunications — 1.1%
	Avaya, Inc., Sr. Notes
1,000	9.75%, 11/1/15(8)	$990,000
	Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes
500	12.00%, 12/1/15(8)	505,000
	Digicel Group, Ltd., Sr. Notes
757	9.125%, 1/15/15(8)	749,430
	Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	960,750
	NII Capital Corp.
335	10.00%, 8/15/16(8)	351,750
	Qwest Corp., Sr. Notes, Variable Rate
925	3.504%, 6/15/13	908,812
	Telesat Canada/Telesat, LLC, Sr. Notes
590	11.00%, 11/1/15	662,275

		$5,128,017

Utilities — 0.1%
	AES Corp., Sr. Notes
55	8.00%, 10/15/17	$55,688
	NGC Corp.
390	7.625%, 10/15/26	298,350

Principal
Amount*
(000’s omitted)	Security	Value
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	$19,300

		$373,338

Total Corporate Bonds & Notes (identified cost $58,352,792)		$55,454,117

Asset-Backed Securities — 0.9%

Principal
Amount
(000’s omitted)	Security	Value
$558	Alzette European CLO SA, Series 2004-1A, Class E2, 6.754%, 12/15/20(10)	$66,914
635	Avalon Capital Ltd. 3, Series 1A, Class D, 2.212%, 2/24/19(8)(10)	407,558
753	Babson Ltd., Series 2005-1A, Class C1, 2.201%, 4/15/19(8)(10)	523,409
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.301%, 1/15/19(8)(10)	154,100
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.723%, 8/11/16(10)	369,200
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.757%, 3/8/17(10)	689,357
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.001%, 7/17/19(10)	479,625
750	Comstock Funding Ltd., Series 2006-1A, Class D, 4.504%, 5/30/20(8)(10)	284,475
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 2.799%, 7/30/16(8)(10)	90,000
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.549%, 7/27/16(8)(10)	541,600
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 1.999%, 4/25/21(8)(10)	553,200

Total Asset-Backed Securities (identified cost $9,700,418)		$4,159,438

Common Stocks — 0.3%

Shares	Security	Value
Air Transport — 0.0%
1,535	Delta Air Lines, Inc.(11)	$18,773

		$18,773

Automotive — 0.1%
18,702	Dayco Products(11)	$289,881

		$289,881

Building and Development — 0.1%
253	Panolam Holdings Co.(6)(11)(12)	$139,024
508	United Subcontractors, Inc.(6)(11)	40,925

		$179,949

Chemicals and Plastics — 0.0%
438	Wellman Holdings, Inc.(6)(11)	$157,281

		$157,281

Ecological Services and Equipment — 0.0%
6,211	Environmental Systems Products Holdings, Inc.(6)(11)(12)	$86,519

		$86,519

Food Service — 0.0%
23,029	Buffets, Inc.(11)	$177,036

		$177,036

Nonferrous Metals/Minerals — 0.0%
701	Euramax International, Inc.(6)(11)	$0

		$0

Shares	Security	Value
Oil and Gas — 0.0%
1,397	SemGroup Corp.(11)	$34,663

		$34,663

Publishing — 0.1%
2,290	Source Interlink Companies, Inc.(6)(11)	$16,488
9,554	SuperMedia, Inc.(11)	346,906

		$363,394

Total Common Stocks (identified cost $1,020,612)		$1,307,496

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
Telecommunications — 0.0%
484	Crown Castle International Corp., 6.25%(3)	$27,679

		$27,679

Total Convertible Preferred Stocks (identified cost $23,003)		$27,679

Preferred Stocks — 0.0%

Shares	Security	Value
Ecological Services and Equipment — 0.0%
2,845	Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	$227,600

		$227,600

Total Preferred Stocks (identified cost $49,787)		$227,600

Warrants — 0.0%

Shares	Security	Value
1,470	SemGroup Corp., Expires 11/30/14(6)(11)	$7,756

Total Warrants (identified cost $15)		$7,756

Miscellaneous — 0.0%

Shares	Security	Value
Air Transport — 0.0%
1,000,000	Delta Air Lines, Inc., Escrow Certificate(11)	$18,750

		$18,750

Oil and Gas — 0.0%
105,000	VeraSun Energy Corp., Escrow Certificate(2)(6)(11)	$0

		$0

Total Miscellaneous (identified cost $1,000,000)		$18,750

Short-Term Investments — 2.5%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$3,389	Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	$3,388,671
8,628	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/10	8,628,253

Total Short-Term Investments (identified cost $12,016,924)		$12,016,924

Total Investments — 158.2% (identified cost $810,699,439)		$766,663,653

Less Unfunded Loan Commitments — (0.3)%		$(1,412,644)

Net Investments — 157.9% (identified cost $809,286,795)		$765,251,009

Other Assets, Less Liabilities — (30.8)%		$(149,238,717)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (27.1)%		$(131,303,852)

Net Assets Applicable to Common Shares — 100.0%		$484,708,440

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Currently the issuer is in default with respect to interest payments.

(3)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)		Defaulted matured security.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		This Senior Loan will settle after January 31, 2010, at which time the interest rate will be determined.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $25,155,385 or 5.2% of the Trust’s net assets applicable to common shares.

(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(11)		Non-income producing security.

(12)		Restricted security.

(13)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $29.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Appreciation
2/26/10	British Pound Sterling 12,436,567	United States Dollar 20,068,266	$192,023
2/26/10	Euro 22,418,154	United States Dollar 31,383,173	302,345

			$494,368

At January 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $494,368.

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$810,792,074

Gross unrealized appreciation	$11,958,167
Gross unrealized depreciation	(57,499,232)

Net unrealized depreciation	$(45,541,065)

Restricted Securities

At January 31, 2010, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	(1)	$86,519
Panolam Holdings Co.	12/30/09	253	139,024		139,024

			139,024		225,543

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	2,845	$49,787		$227,600

Total Restricted Stocks			$188,811		$453,143

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$691,234,500	$796,749	$692,031,249
Corporate Bonds & Notes	—	54,771,973	682,144	55,454,117
Asset-Backed Securities	—	4,159,438	—	4,159,438
Common Stocks	365,679	501,580	440,237	1,307,496
Convertible Preferred Stocks	—	27,679	—	27,679
Preferred Stocks	—	—	227,600	227,600
Miscellaneous	—	18,750	0	18,750
Warrants	—	—	7,756	7,756
Short-Term Investments	—	12,016,924	—	12,016,924

Total Investments	$365,679	$762,730,844	$2,154,486	$765,251,009

Forward Foreign Currency Exchange Contracts	$—	$494,368	$—	$494,368

Total	$365,679	$763,225,212	$2,154,486	$765,745,377

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total

Balance as of October 31, 2009	$796,749	$463,437	$301,213	$227,600	$—	$1,788,999
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	(6,506)	(6,663)	—	—	7,741	(5,428)
Net purchases (sales)	—	—	139,024	—	15	139,039
Accrued discount (premium)	1,256	6,663	—	—	—	7,919
Net transfers to (from) Level 3	5,250	218,707	—	—	—	223,957

Balance as of January 31, 2010	$796,749	$682,144	$440,237	$227,600	$7,756	$2,154,486

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$(6,506)	$(6,663)	$—	$—	$7,741	$(5,428)

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010